Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Tax losses	$ 80,411	$ 71,916
Other temporary differences	7,831	8,248
Total deferred tax assets	88,242	80,164
Deferred tax liabilities
Intangible assets	88,242	80,164
Total deferred tax liabilities	$ 88,242	$ 80,164